9. Stock Compensation (Sep. 2018 Note)	6 Months Ended
Sep. 30, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation

9. STOCK COMPENSATION

The following tables summarize share-based compensation expenses relating to RSU’s and options granted and the effect on basic and diluted loss per common share during the three and six month periods ended September 30, 2018 and 2017:

	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Six Months Ended September 30, 2018	Six Months Ended September 30, 2017
Vesting of stock options and restricted stock units	$336,496	$283,534	$599,658	$564,445
Total stock-based compensation expense	$336,496	$283,534	$599,658	$564,445

Weighted average number of common shares outstanding – basic and diluted	17,789,236	9,032,157	17,771,918	8,939,624

Basic and diluted loss per common share attributable to stock-based compensation expense	$(0.02)	$(0.03)	$(0.03)	$(0.06)

All of the stock-based compensation expense recorded during the six months ended September 30, 2018 and 2017, which totaled $599,658 and $564,445, respectively, is included in payroll and related expense in the accompanying condensed consolidated statements of operations.  Stock-based compensation expense recorded during the six months ended September 30, 2018 and 2017 represented an impact on basic and diluted loss per common share of $(0.03) and $(0.06), respectively.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The cumulative effect of adjusting the forfeiture rate for all expense amortization is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the six months ended September 30, 2018 was insignificant.

Restricted Stock Unit Grants to Directors and Executive Officers

On August 9, 2016, our Board of Directors (the “Board”) granted RSUs to certain of our officers and directors. The RSUs represent the right to be issued on a future date shares of our common stock for vested RSUs. Our Compensation Committee recommended the grants based on a compensation assessment provided by a third-party compensation consulting firm engaged by us that developed a peer group of companies for market assessment and analyzed compensation at such companies.

On June 14, 2018, our Board approved the issuances of additional RSUs of $35,000 in value to each of our independent directors per the 2012 Non-Employee Directors Compensation Program (the “2012 Program”) as the stock-based compensation element of their overall directors’ compensation for the fiscal year ending March 31, 2019. The Board also approved the issuance of $50,000 of RSUs to a prospective director, if he chose to join our Board again per the 2012 Program. Finally, the Board approved the issuance of $30,000 of RSU’s to our Chief Financial Officer. The Board approval called for all of those RSUs to be priced based on the five day trailing averages of our closing stock price leading up to the acceptance of the Board seat by the prospective director, which occurred on June 19, 2018. That average price was $1.31 per share for the RSU calculations. Therefore, a total of 107,196 RSUs were issued to our existing independent directors, 38,285 RSUs were issued to Mr. Cipriani and 22,971 RSUs were issued to our Chief Financial Officer. All of those RSUs vest ratably on September 30, 2018, December 31, 2018 and March 31, 2019.

The above noted RSUs were granted under our Amended 2010 Stock Incentive Plan and we recorded expense of $334,032 in the six months ended September 30, 2018 related to the RSU grants.

RSUs outstanding that have vested and are expected to vest as of September 30, 2018 are as follows:

Number of RSUs
Vested	46,125
Expected to vest	342,926
Total	389,051

During the six months ended September 30, 2018, 148,401 RSUs held by our executives and directors were exchanged into the same number of shares of our common stock. As our executives and certain of our directors elected to net settle a portion of their RSU’s in exchange for the Company paying the related withholding taxes (or in the case of directors issuing the cash equivalent of the estimated withholding taxes) on the share issuance, 68,352 of the RSUs were cancelled and we issued a net 80,049 shares to our executives.

Stock Option Activity

There were no stock option grants during the six months ended September 30, 2018. During the six months ended September 30, 2017, we issued options to four of our employees to purchase 34,500 shares of common stock at a price of $1.68 per share, the closing price on the date of the approval of the option grants by our compensation committee.

Options outstanding that have vested and are expected to vest as of September 30, 2018 are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	356,047	$8.83	3.84
Expected to vest	18,000	$1.68	8.71
Total	374,047

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the six months ended September 30, 2017:

Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility	92.14%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

A summary of stock option activity during the six months ended September 30, 2018 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2018	409,047	$1.68-$20.50	$9.51
Exercised	–	–	$–
Granted	–	–	$–
Cancelled/Expired	35,000	$20.50	$20.50
Stock options outstanding at September 30, 2018	374,047	$1.68 – $12.50	$8.48
Stock options exercisable at September 30, 2018	356,047	$1.68 – $12.50	$8.83

On September 30, 2018, our stock options had no intrinsic value since the closing price on that date of $1.18 per share was below the weighted average exercise price of our stock options.

At September 30, 2018, there was approximately $1,476,992 of unrecognized compensation cost related to share-based payments, which is expected to be recognized over a weighted average period of 1.1 years.